Risks and Financial Instruments - Summary the position of hedging instruments (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Designated as hedge accounting [member]
Statement [Line Items]
Fair value	R$ 288.9		R$ 71.2
Designated as hedge accounting [member] | Foreign exchange swap [member]
Statement [Line Items]
Rates agreement-assets	USD + 4.51%
Rates agreement-liabilities	104.0% DI
Maturity	nov-23
Notional amount | $		$ 245.0		$ 245.0
Fair value	R$ 69.3		(10.3)
Designated as hedge accounting [member] | Foreign exchange swap one [member]
Statement [Line Items]
Rates agreement-assets	LIBOR-3M + 1.11% = 4.1%
Rates agreement-liabilities	105.0% DI
Maturity	jul-23
Notional amount | $		150.0		150.0
Fair value	R$ 75.0		45.6
Designated as hedge accounting [member] | Interest rate swap contract [member]
Statement [Line Items]
Rates agreement-assets	4.57% + IPCA
Rates agreement-liabilities	95.8% DI
Maturity	oct-24
Notional amount	R$ 806.1		806.1
Fair value	R$ 144.1		35.6
Designated as hedge accounting [member] | Interest rate swap contract one [member]
Statement [Line Items]
Rates agreement-assets	6.47%
Rates agreement-liabilities	100% DI
Maturity	nov-24
Notional amount	R$ 90.0
Fair value	R$ 0.6
Designated as hedge accounting [member] | Zero cost collar [member]
Statement [Line Items]
Rates agreement-assets	Put USD 3.68
Rates agreement-liabilities	Call USD 4.60
Maturity	dec-20
Notional amount | $		60.0		149.4
Fair value	R$ (0.1)		0.3
Not designated as hedge accounting [member]
Statement [Line Items]
Fair value	R$ 398.0		276.0
Not designated as hedge accounting [member] | Foreign exchange swap [member]
Statement [Line Items]
Rates agreement-assets	USD + 3.60%
Rates agreement-liabilities	65.0% DI
Maturity	jun-29
Notional amount | $		853.0		758.3
Fair value	R$ 353.5		246.5
Not designated as hedge accounting [member] | Foreign exchange swap one [member]
Statement [Line Items]
Rates agreement-assets	LIBOR-3M + 2.0% = 4.3%
Rates agreement-liabilities	105.9% DI
Maturity	jun-20
Notional amount | $		60.0		60.0
Fair value	R$ 48.5		38.0
Not designated as hedge accounting [member] | Foreign exchange swap two [member]
Statement [Line Items]
Rates agreement-assets	USD + 0.00%
Rates agreement-liabilities	39.9% DI
Maturity	oct-19
Notional amount | $		17.9		98.5
Fair value	R$ (2.2)		(8.6)
Not designated as hedge accounting [member] | Foreign exchange swap three [member]
Statement [Line Items]
Rates agreement-assets	34.8% DI
Rates agreement-liabilities	USD + 0.00%
Maturity	feb-20
Notional amount | $		4.7		$ 8.9
Fair value	R$ 0.6		R$ 0.1
Not designated as hedge accounting [member] | NDF [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	USD
Maturity	jan-20
Notional amount | $		71.6
Fair value	R$ (1.1)
Not designated as hedge accounting [member] | Term [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	Heating oil / RBOB
Maturity	jan-20
Notional amount | $		$ 56.0
Fair value	R$ (1.3)